UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: March 31, 1999

Name: Welch Capital Partners, LLC
Address: 101 East 52nd Street
	 31st Floor
	 New York, NY 10022

13F File Number: 28-6428

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of reporting manager:

Name:	Christopher Welch
Title:	Manager
Phone:	212-754-6077
Signature, Place, and Date of Signing:

Chris Welch	New York, NY	June 8, 1999

Report Type:
[X]	13F Holdings Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	75

Form 13F Information Table Value Total:	$168,900

                               Form 13F Information Table
Name of Issuer        Title of  Value  Shares INVSTMTOther  Voting
                                (x1000)       DSCRETNManagerAuthority
                                               Sole          Sole
Abbott Labs           Common       3439  73466   x            x
Aluminum Co. of AmericCommon        165   4000   x            x
AMDOCS Limited        Common       4163 192500   x            x
AmeriCredit           Common         89   6750   x            x
American Home         Common       7972 122178   x            x
American Int'l Group  Common       2565  21261   x            x
Associate First CapitaCommon         34    760   x            x
AT&T                  Common       4493  56300   x            x
Bank of Boston        Common       1882  43452   x            x
BP Amco               Common        187   1852   x            x
Cambridge Technology PCommon        831  59920   x            x
CBS Corporation       Common        225   5525   x            x
Cendant               Common       1344  84320   x            x
Chevron               Common       1007  11350   x            x
Cisco Systems         Common       2030  18524   x            x
Citigroup             Common       7356 115169   x            x
Coca Cola             Common        491   8000   x            x
Compaq                Common        106   3350   x            x
Computer Associates InCommon       1346  37860   x            x
Computer Sciences     Common       4739  85870   x            x
Concentra Managed CareCommon       2861 197310   x            x
Cornell Corrections   Common       2049 117100   x            x
DuPont                Common       1364  23500   x            x
Eastman Kodak         Common         96   1500   x            x
Eli Lilly             Common       1125  13260   x            x
Exxon                 Common       1080  15300   x            x
Federal National MortgCommon       4982  71945   x            x
Ford Motor Co.        Common         82   1450   x            x
General Electric      Common       6058  54760   x            x
Gillette              Common        476   8000   x            x
Hewlett Packard       Common       5993  88370   x            x
Home Depot            Common       2698  43335   x            x
IBM                   Common        886   5000   x            x
Imperial Credit       Common        819 112050   x            x
Incyte PharmaceuticalsCommon        421  21000   x            x
Intel                 Common       8039  67625   x            x
Johnson & Johnson     Common        299   3200   x            x
Keane                 Common       2100  98550   x            x
Kmart                 Common       3428 203922   x            x
LSI Logic             Common       1825  58510   x            x
Lucent Technologies   Common         65    600   x            x
Medtronic             Common       2656  36950   x            x
Merck                 Common       8878 110806   x            x
Merrill Lynch         Common       3319  37500   x            x
Micron Technology     Common       3413  70830   x            x
Microsoft, Inc.       Common       2240  24988   x            x
Miller Industries     Common       1815 382160   x            x
Mobil                 Common        198   2250   x            x
Monsanto              Common       5295 115275   x            x
The MONY Group        Common        124   5000   x            x
Parexel               Common        846  40890   x            x
P-Com                 Common         21   2767   x            x
Pfizer                Common       3739  26950   x            x
Philip Morris         Common       3668 104230   x            x
Proctor & Gamble      Common       3643  37200   x            x
PSI Net               Common        128   3000   x            x
QLT Phototherapeutics Common       1182  29000   x            x
Sara Lee              Common         19    752   x            x
Schering-Plough       Common        995  18000   x            x
Security Dynamics TechCommon        180   9672   x            x
Spiders Index         Common       3679  28660   x            x
Staples               Common        243   7405   x            x
Synaptic PharmaceuticaCommon        231  33600   x            x
Sysco                 Common        421  16000   x            x
Teco Energy           Common        290  14586   x            x
Texaco                Common       3105  54720   x            x
United Road           Common        125  24050   x            x
United Technologies   Common        820   6052   x            x
VWR Scientific        Common       3175 141110   x            x
Wal Mart              Common        151   1641   x            x
Warner Lambert        Common       4730  71400   x            x
WorldCom              Common      11102 125362   x            x
Wrigley Wm Jr Co      Common        606   6700   x            x
Xerox                 Common       6615 126900   x            x
ZD Net                Common         36   1000   x            x